Post reporting date events - Additional Information (Detail) - EUR (€) € in Millions		1 Months Ended
	Jul. 01, 2022	Jan. 24, 2022
Disclosure of non-adjusting events after reporting period [line items]
Repurchase common shares		€ 50
Post reporting date events [member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchase common shares	€ 106